Property, Equipment and Deposits (Details) - Schedule of Property, Equipment and Deposits, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (22,724,915)	$ (18,583,416)
Total property and equipment, net	9,441,829	13,525,999
Vehicle deposits		5,476
Total property, equipment and deposits, net	9,441,829	13,531,475
Rental vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,292,967	30,262,689
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,196,299	1,175,335
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 677,478	$ 671,391